Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jan. 28, 2011
ASSETS:
Current Assets	$ 1,016,520	$ 879,654
Total Assets	2,621,092	2,478,082
Current Liabilities:
Current Liabilities	903,816	740,055
Commitments and Contingencies
Common Stock Class L		1,029,189
Total Stockholders' Deficit	(150,468)	(1,109,458)	(995,890)	(603,242)
Total Liabilities and Stockholders' Deficit	2,621,092	2,478,082
Parent Company
ASSETS:
Current Assets	3,523	996
Total Assets	3,523	996
Current Liabilities:
Current Liabilities
Negative Investment in Subsidiaries	153,991	81,265
Commitments and Contingencies
Common Stock Class L		1,029,189
Total Stockholders' Deficit	(150,468)	(1,109,458)
Total Liabilities and Stockholders' Deficit	$ 3,523	$ 996